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                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED AUGUST 3, 2004
                                     TO THE
           MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS PROSPECTUS
                             DATED JANUARY 1, 2004

SMALL CAP EQUITY FUND

The fund summary information on page 55 is deleted and replaced in its entirety with the following:


[APPLE       SMALL-CAP STOCKS:
  LOGO]

STOCKS OF PUBLICLY TRADED COMPANIES -- AND MUTUAL FUNDS THAT HOLD THESE
STOCKS -- CAN BE CLASSIFIED BY THE COMPANIES' MARKET VALUE, OR CAPITALIZATION.


Small Cap Equity Fund
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INVESTMENT GOAL

Long-term capital appreciation and, secondarily, income by investing in U.S. small cap common stocks.

PRINCIPAL INVESTMENT STRATEGY

The Small Cap Equity Fund seeks long-term capital appreciation and, secondarily, income by investing primarily in a diversified portfolio of common stocks. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. This policy will not be changed without at least 60 days' prior notice to shareholders. Currently, the Fund is comprised primarily of stocks of companies having a market capitalization of less than $3 billion at the time of purchase. The Fund primarily invests in U.S. companies believed to be undervalued. The Fund employs a style-oriented investment approach whereby the manager attempts to identify companies of higher quality (e.g., lower debt-to-equity ratios or less relative leverage) and that are attractively valued (e.g., relative to price-to-earnings ratios).


In managing the Fund's portfolio, the portfolio will be constructed to exhibit investment characteristics of the stocks comprising the Fund's benchmark index, currently the S&P Small Cap 600 Index. However, the Fund will not always limit its investments to stocks within the benchmark index and will hold a representative sample of the stocks in the benchmark index.

        SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                                              APSSPALLFUND 08/04